COLUMBIA SMALL CAP INDEX FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.1%

Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 0.6%
ATN International, Inc.	31,194	949,546
Cogent Communications Holdings, Inc.	127,919	8,168,907
Consolidated Communications Holdings, Inc.(a)	219,430	943,549
Lumen Technologies, Inc.(a)	2,963,683	3,882,425
Shenandoah Telecommunications Co.	147,786	3,291,194

Total		17,235,621

Entertainment 0.5%
Cinemark Holdings, Inc.(a)	318,289	4,535,618
Madison Square Garden Sports Corp., Class A(a)	48,963	8,284,050
Marcus Corp. (The)	72,364	1,006,583

Total		13,826,251

Interactive Media & Services 0.9%
Cargurus, Inc.(a)	255,133	5,515,976
Cars.com, Inc.(a)	181,749	3,384,166
QuinStreet, Inc.(a)	151,162	1,888,013
Shutterstock, Inc.	71,073	3,120,815
TripAdvisor, Inc.(a)	316,547	5,644,033
Yelp, Inc.(a)	202,033	8,830,863

Total		28,383,866

Media 0.5%
AMC Networks, Inc., Class A(a)	89,438	1,363,035
DISH Network Corp., Class A(a)	729,630	2,670,446
EW Scripps Co. (The), Class A(a)	172,773	1,193,862
John Wiley & Sons, Inc., Class A	125,119	3,779,845
Scholastic Corp.	81,969	3,114,002
TechTarget, Inc.(a)	74,437	2,203,335
Thryv Holdings, Inc.(a)	89,534	1,592,810

Total		15,917,335

Wireless Telecommunication Services 0.2%
Gogo(a)	181,630	1,821,749
Telephone and Data Systems, Inc.	287,863	5,670,901

Total		7,492,650

Total Communication Services		82,855,723

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Discretionary 14.2%
Automobile Components 1.3%
American Axle & Manufacturing Holdings, Inc.(a)	344,174	2,395,451
Dana, Inc.	377,698	4,989,391
Dorman Products, Inc.(a)	83,323	6,002,589
Gentherm, Inc.(a)	97,000	4,454,240
LCI Industries	74,458	8,079,438
Patrick Industries, Inc.	61,389	5,036,353
Phinia, Inc.	138,231	3,524,890
Standard Motor Products, Inc.	54,936	1,976,048
XPEL, Inc.(a)	62,537	2,857,941

Total		39,316,341

Automobiles 0.2%
Winnebago Industries, Inc.	88,826	5,740,825

Broadline Retail 0.3%
Kohl’s Corp.	325,160	7,625,002

Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.(a)	122,148	6,958,772
frontdoor, Inc.(a)	236,210	8,109,089
Mister Car Wash, Inc.(a)	266,458	1,939,814
Perdoceo Education Corp.	192,907	3,360,440
Strategic Education, Inc.	64,718	5,757,960
Stride, Inc.(a)	118,948	7,205,870

Total		33,331,945

Hotels, Restaurants & Leisure 2.0%
BJ’s Restaurants, Inc.(a)	69,309	2,074,418
Bloomin’ Brands, Inc.	256,083	5,976,977
Brinker International, Inc.(a)	130,242	4,690,014
Cheesecake Factory, Inc. (The)	138,701	4,348,276
Chuy’s Holdings, Inc.(a)	53,038	1,866,938
Cracker Barrel Old Country Store, Inc.	65,131	4,372,244
Dave & Buster’s Entertainment, Inc.(a)	100,957	4,143,275
Dine Brands Global, Inc.	45,723	1,987,579
Golden Entertainment, Inc.	63,650	2,268,486
Jack in the Box, Inc.	59,122	4,274,521
Monarch Casino & Resort, Inc.	39,401	2,477,535

2	Columbia Small Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Papa John’s International, Inc.	96,253	6,279,546
Sabre Corp.(a)	977,124	3,449,248
Shake Shack, Inc., Class A(a)	110,225	6,675,226
Six Flags Entertainment Corp.(a)	210,590	5,243,691

Total		60,127,974

Household Durables 3.2%
Cavco Industries, Inc.(a)	23,726	6,709,238
Century Communities, Inc.	83,789	6,044,538
Ethan Allen Interiors, Inc.	67,097	1,800,883
Green Brick Partners, Inc.(a)	74,717	3,545,322
Installed Building Products, Inc.	69,333	10,435,310
iRobot Corp.(a)	81,132	2,929,677
La-Z-Boy, Inc.	127,261	4,478,315
LGI Homes, Inc.(a)	60,230	7,111,356
M/I Homes, Inc.(a)	81,735	8,623,860
MDC Holdings, Inc.	175,344	7,760,725
Meritage Homes Corp.	108,097	15,274,106
Newell Brands, Inc.	1,120,405	8,548,690
Sonos, Inc.(a)	377,105	5,694,286
Tri Pointe Homes, Inc.(a)	291,062	8,493,189

Total		97,449,495

Leisure Products 0.2%
Sturm Ruger & Co., Inc.	52,109	2,290,711
Vista Outdoor, Inc.(a)	170,546	4,811,103

Total		7,101,814

Specialty Retail 4.9%
Abercrombie & Fitch Co., Class A(a)	147,201	11,171,084
Academy Sports & Outdoors, Inc.	224,793	11,435,220
Advance Auto Parts, Inc.	174,777	8,876,924
American Eagle Outfitters, Inc.	545,713	10,384,918
America’s Car-Mart, Inc.(a)	17,557	1,402,278
Asbury Automotive Group, Inc.(a)	60,495	12,693,061
Boot Barn Holdings, Inc.(a)	88,183	6,462,050
Buckle, Inc. (The)	87,527	3,375,041
Caleres, Inc.	100,248	3,043,529
Chico’s FAS, Inc.(a)	362,986	2,736,915
Designer Brands, Inc.	144,787	1,685,321
Foot Locker, Inc.	240,255	6,470,067

Common Stocks (continued)

Issuer	Shares	Value ($)
Group 1 Automotive, Inc.	41,313	11,654,397
Guess?, Inc.	80,273	1,767,612
Haverty Furniture Companies, Inc.	39,490	1,237,617
Hibbett, Inc.	37,479	2,344,312
Leslie’s, Inc.(a)	541,012	2,667,189
MarineMax, Inc.(a)	58,622	1,748,694
Monro, Inc.	92,375	2,671,485
National Vision Holdings, Inc.(a)	229,800	4,239,810
ODP Corp. (The)(a)	99,566	4,535,231
Sally Beauty Holdings, Inc.(a)	316,866	3,064,094
Shoe Carnival, Inc.	53,046	1,288,487
Signet Jewelers Ltd.	133,512	10,972,016
Sleep Number Corp.(a)	62,048	629,167
Sonic Automotive, Inc., Class A	46,811	2,400,000
Upbound Group, Inc.	134,963	3,927,423
Urban Outfitters, Inc.(a)	166,256	5,935,339
Victoria’s Secret & Co.(a)	226,834	6,113,176

Total		146,932,457

Textiles, Apparel & Luxury Goods 1.0%
G-III Apparel Group Ltd.(a)	119,309	3,432,520
Hanesbrands, Inc.(a)	1,028,739	3,744,610
Kontoor Brands, Inc.	146,864	8,073,114
Movado Group, Inc.	45,920	1,200,808
Oxford Industries, Inc.	43,450	3,929,184
Steven Madden Ltd.	208,155	7,893,238
Wolverine World Wide, Inc.	233,790	2,003,580
Total		30,277,054

Total Consumer Discretionary		427,902,907

Consumer Staples 4.5%
Beverages 0.2%
MGP Ingredients, Inc.	45,957	3,927,025
National Beverage Corp.(a)	68,620	3,262,195

Total		7,189,220

Columbia Small Cap Index Fund | Third Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	92,587	4,616,388
PriceSmart, Inc.	75,771	5,106,208
SpartanNash Co.	102,149	2,264,643
The Chefs’ Warehouse(a)	103,797	2,792,139
United Natural Foods, Inc.(a)	172,299	2,506,951

Total		17,286,329

Food Products 1.5%
B&G Foods, Inc.	212,553	1,963,990
Calavo Growers, Inc.	52,289	1,134,148
Cal-Maine Foods, Inc.	119,517	5,727,255
Fresh Del Monte Produce, Inc.	99,038	2,258,066
Hain Celestial Group, Inc. (The)(a)	262,984	2,779,741
J&J Snack Foods Corp.	45,373	7,466,127
John B. Sanfilippo & Son, Inc.	26,338	2,424,150
Simply Good Foods Co. (The)(a)	266,352	10,318,477
Tootsie Roll Industries, Inc.	51,191	1,693,910
TreeHouse Foods, Inc.(a)	150,847	6,140,981
WK Kellogg Co.	193,765	2,170,168

Total		44,077,013

Household Products 0.7%
Central Garden & Pet Co.(a)	28,012	1,136,727
Central Garden & Pet Co., Class A(a)	120,537	4,373,082
Energizer Holdings, Inc.	195,468	6,028,233
WD-40 Co.	39,878	9,645,691

Total		21,183,733

Personal Care Products 1.2%
Edgewell Personal Care Co.	149,398	5,200,545
elf Beauty, Inc.(a)	160,115	18,907,980
Inter Parfums, Inc.	52,595	6,582,790
Medifast, Inc.	32,016	2,125,222
Nu Skin Enterprises, Inc., Class A	146,890	2,500,068
Usana Health Sciences, Inc.(a)	32,916	1,555,610

Total		36,872,215

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 0.3%
Universal Corp.	72,438	4,075,362
Vector Group Ltd.	389,703	4,173,719
Total		8,249,081

Total Consumer Staples		134,857,591

Energy 4.7%
Energy Equipment & Services 2.1%
Archrock, Inc.	404,925	5,867,363
Bristow Group, Inc.(a)	70,417	1,813,238
Core Laboratories, Inc.	137,249	2,430,680
Dril-Quip, Inc.(a)	100,481	2,232,688
Helix Energy Solutions Group, Inc.(a)	416,829	3,884,846
Helmerich & Payne, Inc.	292,336	10,591,333
Liberty Energy, Inc., Class A	455,901	9,049,635
Nabors Industries Ltd.(a)	26,380	2,290,312
Oceaneering International, Inc.(a)	296,314	6,121,847
Oil States International, Inc.(a)	187,888	1,294,549
Patterson-UTI Energy, Inc.	942,413	11,035,656
ProPetro Holding Corp.(a)	255,311	2,325,883
RPC, Inc.	250,305	1,814,711
US Silica Holdings, Inc.(a)	226,740	2,557,627

Total		63,310,368

Oil, Gas & Consumable Fuels 2.6%
California Resources Corp.	190,597	9,760,472
Callon Petroleum Co.(a)	164,324	5,138,412
Comstock Resources, Inc.	270,201	2,666,884
CONSOL Energy, Inc.	84,638	9,028,335
CVR Energy, Inc.	85,719	2,723,293
Dorian LPG Ltd.	99,759	4,225,791
Green Plains, Inc.(a)	175,024	4,354,597
Northern Oil and Gas, Inc.	266,282	9,964,272
Par Pacific Holdings, Inc.(a)	165,185	5,660,890
REX American Resources Corp.(a)	44,483	2,180,557
SM Energy Co.	348,902	13,066,380
Talos Energy, Inc.(a)	295,447	4,112,622

4	Columbia Small Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Vital Energy, Inc.(a)	49,211	2,206,621
World Kinect Corp.	176,991	3,723,891
Total		78,813,017

Total Energy		142,123,385

Financials 18.0%
Banks 9.0%
Ameris Bancorp	191,086	8,136,442
Atlantic Union Bankshares Corp.	220,530	6,741,602
Axos Financial, Inc.(a)	154,241	5,902,803
Banc of California, Inc.	384,526	4,445,121
BancFirst Corp.	42,617	3,691,911
Bancorp, Inc. (The)(a)	159,600	6,225,996
Bank of Hawaii Corp.	116,808	6,783,041
BankUnited, Inc.	218,795	6,036,554
Banner Corp.	100,981	4,558,282
Berkshire Hills Bancorp, Inc.	129,395	2,708,237
Brookline Bancorp, Inc.	260,693	2,484,404
Capitol Federal Financial, Inc.	372,388	2,007,171
Cathay General Bancorp	213,271	7,822,780
Central Pacific Financial Corp.	79,506	1,396,920
City Holding Co.	44,124	4,247,818
Community Bank System, Inc.	157,380	6,981,377
Customers Bancorp, Inc.(a)	82,802	3,731,886
CVB Financial Corp.	389,215	6,959,164
Dime Community Bancshares, Inc.	102,743	2,065,134
Eagle Bancorp, Inc.	87,930	2,087,458
FB Financial Corp.	103,199	3,463,359
First BanCorp	524,232	7,863,480
First BanCorp	120,792	3,785,621
First Commonwealth Financial Corp.	301,094	4,025,627
First Financial Bancorp	279,687	5,652,474
First Hawaiian, Inc.	375,199	7,372,660
Fulton Financial Corp.	482,279	6,862,830
Hanmi Financial Corp.	89,635	1,491,526
Heritage Financial Corp.	103,048	1,836,315
Hilltop Holdings, Inc.	135,882	4,001,725
Hope Bancorp, Inc.	352,877	3,458,195
Independent Bank Corp.	129,766	7,399,257
Independent Bank Group, Inc.	105,609	4,084,956

Common Stocks (continued)

Issuer	Shares	Value ($)
Lakeland Financial Corp.	74,778	4,153,918
National Bank Holdings Corp., Class A	110,904	3,660,941
NBT Bancorp, Inc.	138,866	4,933,909
Northfield Bancorp, Inc.	116,401	1,110,466
Northwest Bancshares, Inc.	373,688	4,162,884
OFG Bancorp	138,575	4,650,577
Pacific Premier Bancorp, Inc.	281,968	6,349,919
Park National Corp.	42,269	4,691,859
Pathward Financial, Inc.	77,110	3,823,885
Preferred Bank	38,457	2,370,105
Provident Financial Services, Inc.	222,100	3,380,362
Renasant Corp.	165,054	4,496,071
S&T Bancorp, Inc.	112,439	3,147,168
Seacoast Banking Corp. of Florida	250,170	5,813,951
ServisFirst Bancshares, Inc.	144,013	7,367,705
Simmons First National Corp., Class A	371,236	5,936,064
Southside Bancshares, Inc.	85,282	2,339,285
Stellar Bancorp, Inc.	137,928	3,290,962
Tompkins Financial Corp.	36,740	1,946,118
Triumph Financial, Inc.(a)	63,646	4,319,654
TrustCo Bank Corp.	55,934	1,501,269
Trustmark Corp.	179,558	4,113,674
United Community Banks, Inc.	349,452	8,613,992
Veritex Holdings, Inc.	159,538	3,053,557
WaFd, Inc.	190,319	5,087,227
Westamerica BanCorp	78,353	3,973,281
WSFS Financial Corp.	179,520	6,924,086

Total		271,525,015

Capital Markets 1.4%
Artisan Partners Asset Management, Inc., Class A	201,310	7,579,321
B Riley Financial, Inc.	48,539	893,118
BrightSphere Investment Group, Inc.	95,193	1,661,118
Donnelley Financial Solutions, Inc.(a)	73,288	4,325,458
Moelis & Co., ADR, Class A	195,738	9,287,768
Piper Sandler Companies	44,144	6,830,401
StoneX Group, Inc.(a)	78,873	4,821,506
Virtus Investment Partners, Inc.	20,051	3,922,377
WisdomTree, Inc.	335,909	2,186,768

Total		41,507,835

Columbia Small Cap Index Fund | Third Quarter Report 2023	5

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 0.8%
Bread Financial Holdings, Inc.	147,669	4,149,499
Encore Capital Group, Inc.(a)	69,051	3,093,485
Enova International, Inc.(a)	90,520	3,729,424
Ezcorp, Inc., Class A(a)	153,190	1,256,158
Green Dot Corp., Class A(a)	132,348	1,061,431
Navient Corp.	257,425	4,409,690
PRA Group, Inc.(a)	115,379	2,137,973
PROG Holdings, Inc.(a)	134,397	3,663,662
World Acceptance Corp.(a)	10,027	1,117,509

Total		24,618,831

Financial Services 2.1%
EVERTEC, Inc.	190,028	7,025,335
Jackson Financial, Inc., Class A	214,343	10,230,591
Mr. Cooper Group, Inc.(a)	196,550	11,895,206
NCR Atleos Corp.(a)	196,780	4,370,484
NMI Holdings, Inc., Class A(a)	241,923	6,652,883
Payoneer Global, Inc.(a)	760,346	3,938,592
Radian Group, Inc.	462,864	11,900,233
Walker & Dunlop, Inc.	98,041	8,237,405

Total		64,250,729

Insurance 2.8%
Ambac Financial Group, Inc.(a)	133,203	1,964,744
American Equity Investment Life Holding Co.(a)	181,867	10,031,784
AMERISAFE, Inc.	56,393	2,715,887
Assured Guaranty Ltd.	163,603	11,110,280
Employers Holdings, Inc.	76,633	2,935,810
Genworth Financial, Inc., Class A(a)	1,361,570	8,019,647
Goosehead Insurance, Inc., Class A(a)	70,268	5,149,239
HCI Group, Inc.	17,690	1,499,581
Horace Mann Educators Corp.	120,084	4,018,011
James River Group Holdings Ltd.	110,610	993,278
Lincoln National Corp.	498,770	11,860,750
Mercury General Corp.	78,145	2,910,901
Palomar Holdings, Inc.(a)	72,746	4,256,368
ProAssurance Corp.	153,082	1,893,624
Safety Insurance Group, Inc.	43,491	3,345,763
SiriusPoint Ltd.(a)	260,148	2,778,381

Common Stocks (continued)

Issuer	Shares	Value ($)
Stewart Information Services Corp.	80,403	3,799,042
Trupanion, Inc.(a)	104,612	2,690,621
United Fire Group, Inc.	62,330	1,302,074

Total		83,275,785

Mortgage Real Estate Investment Trusts (REITS) 1.9%
Apollo Commercial Real Estate Finance, Inc.	382,358	4,121,819
Arbor Realty Trust, Inc.	548,354	6,843,458
ARMOUR Residential REIT, Inc.	134,255	2,362,888
Blackstone Mortgage Trust, Inc.	506,632	11,237,098
Ellington Financial, Inc.	199,984	2,599,792
Franklin BSP Realty Trust, Inc.	241,717	3,161,658
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	314,984	7,625,763
Invesco Mortgage Capital, Inc.	131,074	1,049,903
KKR Real Estate Finance Trust, Inc.	170,676	2,143,691
New York Mortgage Trust, Inc.	268,294	2,358,304
PennyMac Mortgage Investment Trust	255,092	3,581,492
Ready Capital Corp.	464,552	4,747,721
Redwood Trust, Inc.	335,707	2,386,877
Two Harbors Investment Corp.	282,748	3,918,887

Total		58,139,351

Total Financials		543,317,546

Health Care 9.7%
Biotechnology 1.4%
Arcus Biosciences, Inc.(a)	157,721	2,375,278
Avid Bioservices, Inc.(a)	184,436	938,779
Catalyst Pharmaceuticals, Inc.(a)	294,573	4,250,688
Cytokinetics, Inc.(a)	282,254	9,449,864
Dynavax Technologies Corp.(a)	378,689	5,188,039
Ironwood Pharmaceuticals, Inc.(a)	403,706	3,996,689
Myriad Genetics, Inc.(a)	240,753	4,595,975
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
REGENXBIO, Inc.(a)	118,911	2,321,143
Vericel Corp.(a)	140,077	4,978,337
Vir Biotechnology, Inc.(a)	252,624	2,397,402
Xencor, Inc.(a)	178,215	3,268,463

Total		43,760,657

6	Columbia Small Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.5%
Artivion, Inc.(a)	114,633	2,033,589
Avanos Medical, Inc.(a)	137,816	2,969,935
CONMED Corp.	90,382	9,695,277
Embecta Corp.	168,485	3,090,015
Glaukos Corp.(a)	143,041	9,138,890
ICU Medical, Inc.(a)	59,610	5,231,374
Integer Holdings Corp.(a)	97,932	8,541,629
LeMaitre Vascular, Inc.	58,257	3,070,144
Merit Medical Systems, Inc.(a)	169,459	12,126,486
Omnicell, Inc.(a)	132,932	4,434,612
OraSure Technologies, Inc.(a)	215,855	1,580,059
Orthofix Medical, Inc.(a)	108,002	1,193,422
STAAR Surgical Co.(a)	142,600	4,471,936
Tandem Diabetes Care, Inc.(a)	191,343	3,872,782
UFP Technologies, Inc.(a)	20,663	3,439,563
Varex Imaging Corp.(a)	118,784	2,239,078
Zynex, Inc.(a)	1	6

Total		77,128,797

Health Care Providers & Services 3.1%
AdaptHealth Corp.(a)	240,108	2,036,116
Addus HomeCare Corp.(a)	47,675	4,157,260
Agiliti, Inc.(a)	103,191	831,719
AMN Healthcare Services, Inc.(a)	111,692	7,572,717
Apollo Medical Holdings, Inc.(a)	123,677	4,109,787
Community Health Systems, Inc.(a)	374,048	961,303
Corvel Corp.(a)	26,669	5,570,087
Cross Country Healthcare, Inc.(a)	98,952	2,005,757
Enhabit, Inc.(a)	147,304	1,570,261
Ensign Group, Inc. (The)	165,242	17,692,461
Fulgent Genetics, Inc.(a)	59,834	1,650,222
ModivCare, Inc.(a)	36,275	1,369,744
NeoGenomics, Inc.(a)	375,105	6,815,658
Owens & Minor, Inc.(a)	225,017	4,473,338
Pediatrix Medical Group, Inc.(a)	243,290	2,038,770
Premier, Inc.	350,113	7,208,827
Privia Health Group, Inc.(a)	300,212	6,202,380
RadNet, Inc.(a)	177,347	5,893,241

Common Stocks (continued)

Issuer	Shares	Value ($)
Select Medical Holdings Corp.	306,537	6,927,736
U.S. Physical Therapy, Inc.	44,065	3,746,847

Total		92,834,231

Health Care Technology 0.6%
Certara, Inc.(a)	314,748	4,535,519
HealthStream, Inc.	71,279	1,781,975
Schrodinger, Inc.(a)	160,426	4,987,644
Simulations Plus, Inc.	46,872	1,837,382
Veradigm, Inc.(a)	321,247	3,687,916

Total		16,830,436

Life Sciences Tools & Services 0.4%
BioLife Solutions, Inc.(a)	101,017	1,249,580
Cytek Biosciences, Inc.(a)	292,644	2,030,949
Fortrea Holdings, Inc.(a)	260,502	7,669,179
Mesa Laboratories, Inc.	15,039	1,283,880

Total		12,233,588

Pharmaceuticals 1.7%
Amphastar Pharmaceuticals, Inc.(a)	112,044	6,310,318
ANI Pharmaceuticals, Inc.(a)	47,108	2,346,450
Collegium Pharmaceutical, Inc.(a)	102,125	2,617,464
Corcept Therapeutics, Inc.(a)	265,328	6,757,904
Harmony Biosciences Holdings, Inc.(a)	98,791	2,870,866
Innoviva, Inc.(a)	168,433	2,332,797
Ligand Pharmaceuticals, Inc.(a)	47,966	2,796,897
Organon & Co.	751,422	8,506,097
Pacira Pharmaceuticals, Inc.(a)	136,475	3,723,038
Phibro Animal Health Corp., Class A	59,798	573,463
Prestige Consumer Healthcare, Inc.(a)	145,655	8,353,314
Supernus Pharmaceuticals, Inc.(a)	160,514	4,374,007

Total		51,562,615

Total Health Care		294,350,324

Industrials 16.9%
Aerospace & Defense 1.3%
AAR Corp.(a)	97,731	6,772,758
Aerovironment, Inc.(a)	77,077	10,606,566
Kaman Corp.	82,973	1,681,863
Mercury Systems, Inc.(a)	150,560	5,162,702
Moog, Inc., Class A	84,449	11,823,704

Columbia Small Cap Index Fund | Third Quarter Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
National Presto Industries, Inc.	15,398	1,150,539
Triumph Group, Inc.(a)	225,552	2,523,927

Total		39,722,059

Air Freight & Logistics 0.4%
Forward Air Corp.	75,551	4,799,755
HUB Group, Inc., Class A(a)	92,366	6,978,251

Total		11,778,006

Building Products 2.0%
AAON, Inc.	199,156	12,467,166
American Woodmark Corp.(a)	48,152	3,486,205
Apogee Enterprises, Inc.	64,914	2,927,621
AZZ, Inc.	73,543	3,616,109
Gibraltar Industries, Inc.(a)	89,453	6,010,347
Griffon Corp.	120,410	5,602,677
Hayward Holdings, Inc.(a)	369,700	4,358,763
Insteel Industries, Inc.	57,137	1,943,801
MasterBrand, Inc.(a)	375,414	5,038,056
PGT, Inc.(a)	171,564	5,522,645
Quanex Building Products Corp.	96,889	2,983,212
Resideo Technologies, Inc.(a)	434,130	7,132,756

Total		61,089,358

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	194,483	7,971,858
Brady Corp., Class A	134,991	7,595,944
CoreCivic, Inc.(a)	334,022	4,833,298
Deluxe Corp.	128,243	2,345,565
Enviri Corp.(a)	234,496	1,383,526
GEO Group, Inc. (The)(a)	370,768	3,763,295
Healthcare Services Group, Inc.(a)	218,148	2,118,217
HNI Corp.	136,864	5,347,277
Interface, Inc.	170,846	1,727,253
Liquidity Services, Inc.(a)	65,874	1,262,146
Matthews International Corp., Class A	89,582	3,059,225
MillerKnoll, Inc.	222,576	5,742,461
OPENLANE, Inc.(a)	321,820	4,705,008
Pitney Bowes, Inc.	450,270	1,819,091

Common Stocks (continued)

Issuer	Shares	Value ($)
Unifirst Corp.	44,409	7,664,994
Viad Corp.(a)	61,388	2,044,220

Total		63,383,378

Construction & Engineering 1.7%
Arcosa, Inc.	143,370	10,638,054
Comfort Systems U.S.A., Inc.	105,171	20,359,002
Dycom Industries, Inc.(a)	86,221	8,955,775
Granite Construction, Inc.	129,134	5,933,708
MYR Group, Inc.(a)	49,131	6,112,879

Total		51,999,418

Electrical Equipment 0.5%
Encore Wire Corp.	49,410	9,106,263
Powell Industries, Inc.	26,853	2,233,096
SunPower Corp.(a)	252,399	1,047,456
Vicor Corp.(a)	65,960	2,412,157

Total		14,798,972

Ground Transportation 0.7%
ArcBest Corp.	70,638	8,419,343
Heartland Express, Inc.	134,766	1,808,560
Marten Transport Ltd.	169,719	3,199,203
RXO, Inc.(a)	343,951	7,209,213

Total		20,636,319

Machinery 4.8%
3D Systems Corp.(a)	392,449	2,095,678
Alamo Group, Inc.	30,371	5,579,153
Albany International Corp., Class A	91,673	7,867,377
Astec Industries, Inc.	66,851	2,078,398
Barnes Group, Inc.	148,854	3,926,769
Enerpac Tool Group Corp.	164,957	4,503,326
EnPro Industries, Inc.	61,462	7,893,565
ESCO Technologies, Inc.	75,807	7,958,219
Federal Signal Corp.	179,332	12,363,148
Franklin Electric Co., Inc.	116,974	10,410,686
Greenbrier Companies, Inc. (The)	90,802	3,424,143
Hillenbrand, Inc.	205,564	7,963,549
John Bean Technologies Corp.	93,610	9,669,913
Kennametal, Inc.	234,367	5,463,095
Lindsay Corp.	32,369	3,861,945

8	Columbia Small Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mueller Industries, Inc.	333,884	13,866,202
Proto Labs, Inc.(a)	76,725	2,777,445
SPX Technologies, Inc.(a)	134,044	11,435,294
Standex International Corp.	34,838	4,662,021
Tennant Co.	54,638	4,678,106
Titan International, Inc.(a)	151,233	1,976,615
Trinity Industries, Inc.	240,667	6,007,048
Wabash National Corp.	138,187	3,029,059

Total		143,490,754

Marine Transportation 0.3%
Matson, Inc.	103,757	9,936,808

Passenger Airlines 0.5%
Allegiant Travel Co.	44,475	3,046,093
JetBlue Airways Corp.(a)	979,823	4,330,817
Skywest, Inc.(a)	123,674	5,847,307
Sun Country Airlines Holdings, Inc.(a)	118,574	1,799,953

Total		15,024,170

Professional Services 1.1%
CSG Systems International, Inc.	89,426	4,398,865
Forrester Research, Inc.(a)	33,892	819,509
Heidrick & Struggles International, Inc.	58,828	1,598,945
Kelly Services, Inc., Class A	94,272	1,959,915
Korn/Ferry International	157,551	8,151,689
NV5 Global, Inc.(a)	37,376	3,635,937
Resources Connection, Inc.	94,055	1,279,148
TrueBlue, Inc.(a)	91,161	1,270,784
TTEC Holdings, Inc.	55,767	1,043,958
Verra Mobility Corp.(a)	498,867	10,017,249

Total		34,175,999

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	113,651	18,192,115
Boise Cascade Co.	116,403	12,722,848
DXP Enterprises, Inc.(a)	40,328	1,180,804
GMS, Inc.(a)	119,884	8,108,954
NOW, Inc.(a)	313,776	3,128,347

Total		43,333,068

Total Industrials		509,368,309

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 12.2%
Communications Equipment 1.2%
ADTRAN Holdings, Inc.	208,135	1,088,546
Clearfield, Inc.(a)	38,122	969,824
Digi International, Inc.(a)	105,756	2,489,496
Extreme Networks, Inc.(a)	375,684	6,063,540
Harmonic, Inc.(a)	329,053	3,639,326
InterDigital, Inc.	77,642	7,757,989
Netscout Systems, Inc.(a)	212,130	4,259,570
Viasat, Inc.(a)	218,848	4,475,442
Viavi Solutions, Inc.(a)	654,045	5,284,683

Total		36,028,416

Electronic Equipment, Instruments & Components 4.0%
Advanced Energy Industries, Inc.	110,702	10,522,225
Arlo Technologies, Inc.(a)	276,541	2,513,758
Badger Meter, Inc.	86,201	12,703,441
Benchmark Electronics, Inc.	104,880	2,616,756
CTS Corp.	92,190	3,572,363
ePlus, Inc.(a)	79,203	5,027,806
Fabrinet(a)	106,721	17,278,130
Insight Enterprises, Inc.(a)	88,903	13,461,692
Itron, Inc.(a)	133,662	9,006,146
Knowles Corp.(a)	267,982	4,252,874
Methode Electronics, Inc.	105,880	2,512,532
OSI Systems, Inc.(a)	45,249	5,578,749
PC Connection, Inc.	33,196	1,979,478
Plexus Corp.(a)	80,800	8,232,712
Rogers Corp.(a)	49,261	6,374,373
Sanmina Corp.(a)	168,259	8,431,459
Scansource, Inc.(a)	73,211	2,447,444
TTM Technologies, Inc.(a)	305,402	4,584,084

Total		121,096,022

IT Services 0.6%
DXC Technology Co.(a)	603,253	13,953,242
Perficient, Inc.(a)	102,363	6,334,222

Total		20,287,464

Columbia Small Cap Index Fund | Third Quarter Report 2023	9

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.3%
Alpha & Omega Semiconductor Ltd.(a)	65,860	1,408,745
Axcelis Technologies, Inc.(a)	96,489	11,991,653
Ceva, Inc.(a)	69,486	1,512,015
Cohu, Inc.(a)	139,951	4,440,645
Diodes, Inc.(a)	134,511	8,934,221
Formfactor, Inc.(a)	228,324	8,580,416
Ichor Holdings Ltd.(a)	86,007	2,247,363
Kulicke & Soffa Industries, Inc.	166,042	8,554,484
MaxLinear, Inc.(a)	216,765	4,060,008
PDF Solutions, Inc.(a)	89,681	2,689,533
Photronics, Inc.(a)	183,816	3,884,032
Rambus, Inc.(a)	320,867	21,713,070
Semtech Corp.(a)	188,050	3,078,379
SiTime Corp.(a)	50,282	5,561,189
SMART Global Holdings, Inc.(a)	147,210	2,452,519
Ultra Clean Holdings, Inc.(a)	131,421	3,566,766
Veeco Instruments, Inc.(a)	165,669	4,726,537

Total		99,401,575

Software 2.9%
A10 Networks, Inc.	204,827	2,558,289
ACI Worldwide, Inc.(a)	319,291	8,537,842
Adeia, Inc.	313,875	2,884,511
Agilysys, Inc.(a)	59,637	5,134,149
Alarm.com Holdings, Inc.(a)	146,734	7,994,068
Cerence, Inc.(a)	118,587	2,050,369
Consensus Cloud Solutions, Inc.(a)	53,728	989,670
Digital Turbine, Inc.(a)	265,986	1,236,835
DoubleVerify Holdings, Inc.(a)	403,603	13,399,620
Envestnet, Inc.(a)	145,910	5,548,957
LiveRamp Holdings, Inc.(a)	194,612	6,453,334
N-Able, Inc.(a)	203,923	2,428,723
OneSpan, Inc.(a)	105,792	1,061,094
Progress Software Corp.	127,505	6,867,419
SPS Commerce, Inc.(a)	107,761	18,565,065
Xperi, Inc.(a)	127,302	1,313,757

Total		87,023,702

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Corsair Gaming, Inc.(a)	126,924	1,638,589
Xerox Holdings Corp.	332,615	4,653,284

Total		6,291,873

Total Information Technology		370,129,052

Materials 5.6%
Chemicals 2.6%
AdvanSix, Inc.	80,012	2,090,714
Balchem Corp.	94,792	11,822,458
Hawkins, Inc.	56,458	3,468,779
HB Fuller Co.	158,389	11,986,879
Ingevity Corp.(a)	99,050	3,842,149
Innospec, Inc.	73,111	7,681,773
Koppers Holdings, Inc.	61,368	2,771,993
Livent Corp.(a),(e)	528,399	7,270,770
Mativ Holdings, Inc.	160,853	1,881,980
Minerals Technologies, Inc.	95,686	5,993,771
Quaker Chemical Corp.	40,744	7,284,620
Sensient Technologies Corp.	124,224	7,197,539
Stepan Co.	62,431	5,154,928

Total		78,448,353

Containers & Packaging 0.3%
Myers Industries, Inc.	108,229	1,906,995
O-I Glass, Inc.(a)	455,908	6,729,202

Total		8,636,197

Metals & Mining 2.4%
Alpha Metallurgical Resources, Inc.	35,816	10,048,537
ATI, Inc.(a)	378,066	16,616,001
Carpenter Technology Corp.	142,747	10,107,915
Century Aluminum Co.(a)	152,113	1,195,608
Compass Minerals International, Inc.	99,185	2,408,212
Haynes International, Inc.	37,435	1,837,310
Kaiser Aluminum Corp.	47,081	2,753,297
Materion Corp.	60,677	6,863,175
Olympic Steel, Inc.	28,805	1,628,347
SunCoke Energy, Inc.	246,260	2,292,680
TimkenSteel Corp.(a)	113,712	2,310,628

10	Columbia Small Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Warrior Met Coal, Inc.	152,943	8,560,220
Worthington Enterprises, Inc.	89,572	6,422,312

Total		73,044,242

Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	49,140	1,723,340
Mercer International, Inc.	129,094	1,236,720
Sylvamo Corp.	104,628	5,260,696
Total		8,220,756

Total Materials		168,349,548

Real Estate 7.5%
Diversified REITs 0.8%
Alexander & Baldwin, Inc.	213,532	3,576,661
American Assets Trust, Inc.	142,835	2,876,697
Armada Hoffler Properties, Inc.	199,778	2,193,562
Essential Properties Realty Trust, Inc.	458,698	10,894,078
Global Net Lease, Inc.	571,396	5,016,857

Total		24,557,855

Health Care REITs 0.4%
CareTrust REIT, Inc.	292,480	6,750,438
Community Healthcare Trust, Inc.	72,623	1,968,083
LTC Properties, Inc.	121,751	3,971,518
Universal Health Realty Income Trust	37,388	1,490,660

Total		14,180,699

Hotel & Resort REITs 1.2%
Apple Hospitality REIT, Inc.	625,625	10,429,169
Chatham Lodging Trust	143,649	1,423,562
DiamondRock Hospitality Co.	616,346	5,127,999
Pebblebrook Hotel Trust	354,300	4,517,325
Service Properties Trust	486,501	3,478,482
Summit Hotel Properties, Inc.	316,298	1,980,025
Sunstone Hotel Investors, Inc.	609,166	6,018,560
Xenia Hotels & Resorts, Inc.	315,369	3,850,655

Total		36,825,777

Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	82,443	6,732,295
LXP Industrial Trust	860,321	7,553,619

Total		14,285,914

Common Stocks (continued)

Issuer	Shares	Value ($)
Office REITs 1.0%
Brandywine Realty Trust	506,003	2,256,773
Douglas Emmett, Inc.	490,244	5,990,782
Easterly Government Properties, Inc.	274,662	3,202,559
Highwoods Properties, Inc.	310,709	5,887,935
Hudson Pacific Properties, Inc.	372,948	2,189,205
JBG SMITH Properties	276,760	3,797,147
SL Green Realty Corp.	189,314	6,923,213

Total		30,247,614

Real Estate Management & Development 0.7%
Anywhere Real Estate, Inc.(a)	324,848	1,747,682
Cushman & Wakefield PLC(a)	494,224	4,057,579
eXp World Holdings, Inc.	225,790	2,734,317
Kennedy-Wilson Holdings, Inc.	348,362	3,953,909
Marcus & Millichap, Inc.	70,112	2,412,554
St. Joe Co. (The)	104,692	5,384,309

Total		20,290,350

Residential REITs 0.4%
Centerspace	43,953	2,344,453
Elme Communities	258,217	3,392,972
NexPoint Residential Trust, Inc.	67,183	2,045,722
Veris Residential, Inc.	235,500	3,412,395

Total		11,195,542

Retail REITs 1.9%
Acadia Realty Trust	279,872	4,231,665
Getty Realty Corp.	135,120	3,976,582
Macerich Co. (The)	632,896	7,259,317
Phillips Edison & Co., Inc.	345,180	12,164,143
Retail Opportunity Investments Corp.	370,477	4,768,039
RPT Realty	234,706	2,727,284
Saul Centers, Inc.	38,013	1,404,580
SITE Centers Corp.	529,165	6,979,686
Tanger, Inc.	309,251	7,718,905
Urban Edge Properties	345,885	5,793,574
Whitestone REIT	138,322	1,516,009

Total		58,539,784

Columbia Small Cap Index Fund | Third Quarter Report 2023	11

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialized REITs 0.6%
Four Corners Property Trust, Inc.	266,282	6,121,823
Outfront Media, Inc.	427,029	5,222,565
Safehold, Inc.	131,638	2,591,952
Uniti Group, Inc.	701,794	3,880,921
Total		17,817,261

Total Real Estate		227,940,796

Utilities 2.1%
Electric Utilities 0.3%
Otter Tail Corp.	122,639	9,358,582

Gas Utilities 0.3%
Chesapeake Utilities Corp.	63,676	6,087,426
Northwest Natural Holding Co.	106,038	3,883,111

Total		9,970,537

Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class A	101,772	2,408,944
Clearway Energy, Inc., Class C	242,232	6,048,533

Total		8,457,477

Multi-Utilities 0.3%
Avista Corp.	224,999	7,638,716
Unitil Corp.	47,314	2,293,783

Total		9,932,499

Water Utilities 0.9%
American States Water Co.	108,720	8,686,728
California Water Service Group	169,656	8,579,504
Middlesex Water Co.	52,183	3,334,494
SJW Corp.	85,001	5,579,465
Total		26,180,191

Total Utilities		63,899,286

Total Common Stocks (Cost $2,189,708,749)		2,965,094,467

Exchange-Traded Equity Funds 1.0%

	Shares	Value ($)
U.S. Small Cap 1.0%
iShares Core S&P Small-Cap ETF	324,207	31,201,681

Total Exchange-Traded Equity Funds (Cost $29,908,928)		31,201,681

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 5.605%(f),(g)	22,484,109	22,479,613
Total Money Market Funds (Cost $22,478,330)		22,479,613
Total Investments in Securities (Cost: $2,242,096,007)		3,018,775,761

Other Assets & Liabilities, Net		3,246,064

Net Assets		3,022,021,825

At November 30, 2023, securities and/or cash totaling $3,219,840 were pledged as collateral.

12	Columbia Small Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Small Cap Index Fund, November 30, 2023 (Unaudited)

Investments in derivatives

Long futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	369	12/2023	USD	33,435,090	1,102,553	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—

			—	—

(d)	Valuation based on significant unobservable inputs.

(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2023.

(g)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	30,286,530	496,958,980	(504,767,180)	1,283	22,479,613	7,801	969,751	22,484,109

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Small Cap Index Fund | Third Quarter Report 2023	13

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

3QT228_02_P01_(01/24)